Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note [Abstract]
Schedule of Convertible Notes Payable Fair Value Option	The following is a summary of the Company’s Convertible Notes payable for which it elected the fair value option as of December 31, 2023 and March 31, 2023:
(In USD)	Fair Value Outstanding
As at	December 31, 2023	March 31, 2023
Convertible note	$-	$17,422,132
Warrants issued against SSCPN	-	14,373,856
Total	-	31,795,988
The following is a summary of the Company’s convertible notes payable for which it elected the fair value option as of March 31, 2023 and March 31, 2022:
	Fair Value Outstanding
(In USD) As at	March 31, 2023	March 31, 2022
Convertible note	$17,422,132	$—
Warrants issued against SSCPN	14,373,856	—
Total	31,795,987	—